Note 14 - Supplemental Balance Sheet Information	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Supplemental Balance Sheet Disclosures [Text Block]
14.	Supplemental balance sheet information

Other noncurrent assets consist of the following:

	December 31,
	2020	2021
	$	$

Prepayment of property and equipment	-	1,544
Deductible input value-added tax	1,256	1,304
Others	24	271

Total	1,280	3,119

Other current liabilities consist of the following:

	December 31,
	2020	2021
	$	$

Compensation related	2,222	1,803
Professional services	373	6
Income tax payable	-	3,570
Other taxes payable	857	426
Forward liability	278	-
Others	76	360

Total	3,806	6,165